INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 516	$ 342
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	425	474
Operating loss subject to future amortization	83
Deductible temporary differences for which no deferred tax liability is recognised	10,000	8,000
Canada | Non-capital losses (foreign)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	41	54
Canada | Capital losses (Canada)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	34	54
United States | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	291	78
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	74	251
Foreign countries | Non-capital losses (foreign)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	94	70
Foreign countries | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	351	223
Brookfield Global Real Estate Special Opportunities Inc\
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(200)
Business Combinations 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (25)
IFC Seoul
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		$ 234